SABA CLOSED-END FUNDS ETF

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Closed End Funds — 86.5%	Shares	Fair Value
Alternative — 7.9%
BlackRock ESG Capital Allocation Term Trust (a)	1,862,301	$28,195,237
Destra Multi-Alternative Fund	267,238	2,276,868
		30,472,105
Equity — 54.1%
abrdn Life Sciences Investors (a)	180,925	3,012,401
Adams Natural Resources Fund, Inc.	34,706	908,603
ASA Gold and Precious Metals Ltd.	575,128	46,752,154
BlackRock Enhanced Global Dividend Trust (a)	447,071	5,387,206
BlackRock Science and Technology Term Trust (a)	1,553,322	35,353,608
Bluerock Private Real Estate Fund	347,660	6,077,097
Clough Global Equity Fund	89,698	740,905
Gabelli Dividend & Income Trust (The) (a)	534,152	15,420,968
Gabelli Healthcare & WellnessRx Trust (The)	260,802	2,600,196
General American Investors Company, Inc. (a)	207,515	12,822,352
Japan Smaller Capitalization Fund, Inc.	473,402	5,855,983
John Hancock Diversified Income Fund	77,473	890,165
Korea Fund, Inc. (The)	62,567	3,577,581
Mexico Equity and Income Fund, Inc. (The)	1,943	27,474
Mexico Fund, Inc. (The)	226,409	5,164,389
Morgan Stanley China A Share Fund, Inc.	41,762	762,157
Morgan Stanley India Investment Fund, Inc.	59,062	1,408,629
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	974,877	9,963,243
Neuberger Next Generation Connectivity Fund, Inc. (a)	741,785	9,999,262
New Germany Fund, Inc. (The)	426,329	5,124,475
Nuveen Dow 30sm Dynamic Overwrite Fund	325,377	4,978,268
NYLI CBRE Global Infrastructure Megatrends Term Fund (a)	471,240	7,459,729
Royce Micro-Cap Trust, Inc.	535,861	6,542,863
Taiwan Fund, Inc. (The)	22,534	1,486,793
Templeton Dragon Fund, Inc.	70,425	812,705
Total Return Securities Fund, USD Class	31,579	196,106
Tri-Continental Corporation	248,792	8,232,527
Virtus Artificial Intelligence & Technology	152,049	3,500,168
Voya Asia Pacific High Dividend Equity Income Fund	293,153	2,380,402
Voya Emerging Markets High Dividend Equity Fund	154,629	1,096,320
		208,534,729
Fixed Income — 15.1%
AllianceBernstein National Municipal Income Fund, Inc.	92,277	1,026,120
Bancroft Fund Ltd.	30,015	683,742
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	402,526	4,472,064
BNY Mellon Strategic Municipal Bond Fund, Inc.	363,436	2,246,034
BNY Mellon Strategic Municipals, Inc.	808,086	5,260,640
Ellsworth Growth and Income Fund Ltd.	183,535	2,152,866
High Income Securities Fund	178,077	1,066,681
Highland Opportunities and Income Fund	717,411	4,462,296
MFS High Income Municipal Trust	128,899	494,972
MFS Municipal Income Trust	48,919	273,457
Nuveen Pennsylvania Quality Municipal Income Fund (a)	146,469	1,762,022
Oxford Lane Capital Corporation, USD Class	1,141,782	9,579,552
PIMCO California Municipal Income Fund	92,169	840,581
PIMCO Dynamic Income Strategy Fund (a)	577,594	11,667,400
PIMCO New York Municipal Income Fund II	55,468	397,706
RiverNorth Flexible Muni Income Fund II, Inc	155,933	2,055,197

Closed End Funds — 86.5% (continued)	Shares	Fair Value
Fixed Income — 15.1% (continued)
Saba Capital Income & Opportunities Fund II (b)	302,398	$2,431,280
Virtus Convertible & Income Fund	206,024	3,360,251
Virtus Convertible & Income Fund II	196,734	2,895,924
Western Asset Inflation-Linked Opportunities &	140,585	1,224,495
		58,353,280
Mixed Allocation — 9.4%
Bexil Investment Trust	27,325	442,938
Clough Global Dividend and Income Fund	59,128	374,280
Clough Global Opportunities Fund	196,200	1,185,048
Virtus AllianzGI Equity & Convertible Income Fund	240,544	6,109,818
Virtus Dividend Interest & Premium Strategy Fund(a)	1,861,226	25,219,612
Virtus Total Return Fund, Inc.	387,535	2,735,997
		36,067,693

Total Closed End Funds
(Cost $274,755,409)		333,427,807

Total Investments — 86.5%
(Cost $274,755,409)		333,427,807

Exchange-Traded Funds Short — (11.2)%	Shares	Fair Value
Equity — (11.2)%
VanEck Gold Miners ETF	(319,557)	(37,017,483)
VanEck Junior Gold Miners ETF	(38,792)	(6,058,922)
		(43,076,405)

Total Exchange-Traded Funds Short (Proceeds $22,775,700)		(43,076,405)

Other Assets in Excess of Liabilities — 24.7%		95,448,968

Total Net Assets — 100.0%		$385,800,370

(a)	All or a portion of this security is pledged as collateral for borrowings as of February 28, 2026. The aggregate value of those securities was $51,012,036, representing 13.2% of net assets.
(b)	Affiliated issuer.

SABA CLOSED-END FUNDS ETF

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2026

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES
CBOT 10 Year US Treasury Note	(220)	June 2026	$ (24,909,883)	$ (25,038,750)	$ (128,867)
CBOT 5 Year US Treasury Note	(61)	July 2026	(6,699,039)	(6,718,578)	(19,539)
CME E-mini Russell 2000 Index Futures	(45)	March 2026	(5,725,575)	(5,928,075)	(202,500)
CME E-Mini Standard & Poor's 500 Index Future	(50)	March 2026	(17,226,500)	(17,222,500)	4,000
Total Futures			$ (54,560,997)	$ (54,907,903)	$ (346,906)